14. INTEREST	12 Months Ended
Dec. 31, 2017
Interest
INTEREST

IN MILLIONS OF USD	2017	2016	2015
EXPENSES ON FINANCIAL LIABILITIES
Interest expense	(29.4)	(29.1)	(24.7)
Other financial expenses	(0.5)	(0.5)	(0.6)
Interest expense on financial liabilities	(29.9)	(29.6)	(25.3)

EXPENSES ON NON-FINANCIAL LIABILITIES
Interest expense	(0.3)	(0.2)	(0.1)

Total interest expense	(30.2)	(29.8)	(25.4)

INCOME ON FINANCIAL ASSETS
Interest income	1.8	2.0	1.6
Other financial income	0.1	0.1	–
Interest income on financial assets	1.9	2.1	1.6

Total interest income	1.9	2.1	1.6